Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases
Total rent expense for operating leases	$ 72.4	$ 81.3	$ 83.7
Future minimum aggregate rental commitments due
Future minimum aggregate rental commitments under all noncancelable operating leases, net of sublease income	293.3
2013	57.3
2014	47.1
2015	37.8
2016	34.4
2017	26.8
Thereafter	89.9
Letters of Credit
Letters of credit
Outstanding letters of credit	$ 45.1
Options renewal period	1 year